Derivatives and Hedging Activities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 346	$ 491	$ 503
Net pretax losses on derivatives reclassified from AOCI into earnings	0
Shares held in equity investment	180.7	415.9
Margin on interest rate swap not netted	26	0
Derivative [Line Items]
Equity investment	124	296
Total derivatives assets, net	329	593
Not Sold Or Repledged [Member]
Derivative [Line Items]
Securities received as collateral	0	335
Risk Exposure Low [Member]
Derivative [Line Items]
Total derivatives assets, net	329	258
Significant Counterparties [Member]
Derivative [Line Items]
Total derivatives assets, net	0	0
Total derivatives liabilities, net	0	0
Fair Value Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	14,700	18,400
Fair Value Hedges [Member] | ICBC [Member]
Derivative [Line Items]
Equity investment	122	295
Cash Flow Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	0	0
Net Investment Hedges [Member]
Derivative [Line Items]
Effective portion of gain (loss) on hedges	253	(288)	(26)
Credit Valuation Adjustment [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 0	$ 0